Restricted cash (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Restricted Cash
Bank guarantee security deposit	$ 210	$ 292	$ 300	$ 608	$ 1,195